Membership Interests (Schedule of Changes to Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period			$ 15,630	$ 14,208	$ 14,208	$ 13,462
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $1, $1 and $1)					3	3	$ 2
Cash flow hedges – loss on settlement of interest rate hedge transactions (net of tax benefit of $1, $3)					(12)	(3)
Fair value hedges – unrealized gain on cross-currency swaps attributable to excluded components (net of tax expense of $1, $0 and $0) (Notes 1, 6 and 8)					2
Tax expense cash flow hedges reclassified from AOCI					1	1	1
Cash flow hedges – (loss on settlement (net of tax benefit)	$ (2)	$ 1	(7)	(3)	3	1	0
Fair value hedges – unrealized gain on cross-currency swaps (Net of tax expense)					1	0	0
Balance at end of period	17,671		17,671		15,630	14,208	13,462
Derivative Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(91)	(54)	(41)	(34)	(34)
OCI before reclassifications	(18)	(3)	(70)	(25)
Amounts reclassified from AOCI	2		4	2
Net OCI	(16)	(3)	(66)	(23)
Balance at end of period	(107)	(57)	(107)	(57)	(41)	(34)
Defined Benefit Pension and OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(141)	(145)	(143)	(146)	(146)	(128)	(95)
Defined benefit pension plans					3	(18)	(33)
Amounts reclassified from AOCI	1	1	3	2
Net OCI	1	1	3	2
Balance at end of period	(140)	(144)	(140)	(144)	(143)	(146)	(128)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(232)	(199)	(184)	(180)	(180)	(162)	(131)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $1, $1 and $1)					3	3	2
Cash flow hedges – loss on settlement of interest rate hedge transactions (net of tax benefit of $1, $3)					(12)	(3)
Fair value hedges – unrealized gain on cross-currency swaps attributable to excluded components (net of tax expense of $1, $0 and $0) (Notes 1, 6 and 8)					2
Defined benefit pension plans					3	(18)	(33)
OCI before reclassifications	(18)	(3)	(70)	(25)
Amounts reclassified from AOCI	3	1	7	4
Net OCI	(15)	(2)	(63)	(21)
Balance at end of period	$ (247)	$ (201)	(247)	(201)	(184)	(180)	(162)
Cash Flow Hedges – Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period			$ (41)	$ (34)	(34)	(34)	(36)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $1, $1 and $1)					3	3	2
Cash flow hedges – loss on settlement of interest rate hedge transactions (net of tax benefit of $1, $3)					(12)	(3)
Fair value hedges – unrealized gain on cross-currency swaps attributable to excluded components (net of tax expense of $1, $0 and $0) (Notes 1, 6 and 8)					2
Balance at end of period					$ (41)	$ (34)	$ (34)